FHLB Advances And Other Debt (Schedule Of FHLB Advances And Other Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FHLB Advances And Other Debt [Abstract]
2019, FHLB Weighted Average Rate	1.62%
2020, FHLB Weighted Average Rate	1.98%
2021, FHLB Weighted Average Rate	2.32%
2022, FHLB Weighted Average Rate	2.05%
2020, Variable rate other debt Weighted Average Rate	5.78%
2019, FHLB fixed rate advances	$ 3,500	$ 3,500
2020, FHLB fixed rate advances	4,500	4,500
2021, FHLB fixed rate advances	4,000	4,000
2022, FHLB fixed rate advances	1,500	1,500
Total FHLB fixed rate advances	13,500	13,500
2020, Variable rate other debt	6,000
Total variable rate other debt	6,000
Total	$ 19,500	$ 13,500